Statements Of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2015
Consolidated Statements Of Cash Flows [Abstract]
Schedule Of Cash Flow Statement Changes

Cash Flow Statement Changes (dollars in millions)

	Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013
	As Reported	As Revised	As Reported	As Revised	As Reported	As Revised
Cash Flows From Operations
Net income	$ 1,056.6	$ 1,056.6	$ 1,130.0	$ 1,130.0	$ 675.7	$ 675.7
Adjustments to reconcile net income to net cash flows from operations:
Provision for credit losses	160.5	160.5	100.1	100.1	64.9	64.9
Net depreciation, amortization and accretion	653.7	783.9	882.0	973.2	705.5	798.7
Net gains on equipment, receivable and investment sales	(11.7)	(12.3)	(348.6)	(348.4)	(187.2)	(185.3)
Provision for deferred income taxes	(569.2)	(569.2)	(426.7)	(426.7)	59.1	59.1
(Increase) decrease in finance receivables held for sale	(99.3)	(261.5)	(165.1)	(161.9)	404.8	407.6
Goodwill Impairment	29.0	29.0	-	-	-	-
Reimbursement of OREO expense from FDIC	7.2	7.2	-	-	-	-
(Increase) decrease in other assets	195.3	65.9	(34.9)	(106.5)	(251.1)	26.9
(Decrease) increase in accrued liabilities and payables	(264.8)	(408.2)	33.5	32.9	(151.3)	(171.6)

Net cash flows provided by operations	1,157.3	851.9	1,170.3	1,192.7	1,320.4	1,676.0

Cash Flows From Investing Activities
Changes in loans, net	(1,864.5)	(1,475.3)	(1,852.5)	(1,703.3)	(2,932.7)	(2,846.0)
Purchases of investment securities	(8,054.2)	(8,051.5)	(9,824.4)	(10,022.8)	(16,538.8)	(16,462.3)
Proceeds from maturities of investment securities	8,964.9	8,963.2	10,297.8	10,461.2	15,084.5	14,983.4
Proceeds from asset and receivable sales	2,353.8	2,328.8	3,817.2	3,692.4	1,875.4	1,812.3
Purchases of assets to be leased and other equipment	(3,016.3)	(3,052.5)	(3,101.1)	(3,028.9)	(2,071.8)	(2,335.9)
Net increase in short-term factoring receivables	124.7	124.7	(8.0)	(8.0)	105.2	105.2
Purchases of restricted stock	(126.2)	(128.9)	-	(5.9)	-	(0.4)
Proceeds from redemption of restricted stock	18.6	20.3	-	2.4	-	0.8
Payments to the FDIC under loss share agreements	(18.1)	(18.1)	-	-	-	-
Proceeds from the FDIC under loss share agreements and participation agreements	33.7	33.7	-	-	-	-
Proceeds from sales of other real estate owned, net of repurchases	60.8	60.8	-	-	-	-
Acquisition, net of cash received	2,521.2	2,521.2	(448.6)	(448.6)	-	-
Change in restricted cash	156.7	156.7	93.8	93.8	127.0	127.0

Net cash flows provided by (used in) investing activities	1,155.1	1,483.1	(1,025.8)	(967.7)	(4,351.2)	(4,615.9)

Cash Flows From Financing Activities
Proceeds from the issuance of term debt	1,691.0	1,626.9	4,180.1	3,871.5	2,107.6	2,099.9
Repayments of term debt	(4,571.8)	(4,417.7)	(5,874.7)	(5,842.3)	(2,445.8)	(2,498.0)
Proceeds from the issuance of FHLB Debt	5,900.0	5,964.1	-	308.6	-	7.7
Repayments of FHLB Debt	(5,898.8)	(6,070.2)	-	(88.6)	-	(4.7)
Net increase in deposits	2,408.3	2,402.2	3,323.9	3,301.8	2,846.1	2,823.0
Collection of security deposits and maintenance funds	330.1	330.9	334.4	332.2	309.0	295.2
Use of security deposits and maintenance funds	(184.1)	(184.1)	(163.0)	(163.0)	(127.7)	(124.8)
Repurchase of common stock	(531.8)	(531.8)	(775.5)	(775.5)	(193.4)	(193.4)
Dividends paid	(114.9)	(114.9)	(95.3)	(95.3)	(20.1)	(20.1)
Purchase of non-controlling interest	(20.5)	(20.5)	-	-	-	-
Payments on affordable housing investment credits	(4.8)	(4.8)	-	-	-	-

Net cash flows (used in) provided by financing activities	(997.3)	(1,019.9)	929.9	849.4	2,475.7	2,384.8

Increase (decrease) in unrestricted cash and cash equivalents	1,315.1	1,315.1	1,074.4	1,074.4	(555.1)	(555.1)
Unrestricted cash and cash equivalents, beginning of period	6,155.5	6,155.5	5,081.1	5,081.1	5,636.2	5,636.2
Unrestricted cash and cash equivalents, end of period	$ 7,470.6	$ 7,470.6	$ 6,155.5	$ 6,155.5	$ 5,081.1	$ 5,081.1

Supplementary Cash Flow Disclosure
Interest paid	$ (1,110.0)	$ (1,110.0)	$ (1,049.5)	$ (1,049.5)	$ (997.8)	$ (997.8)
Federal, foreign, state and local income taxes (paid) collected, net	$ (9.5)	$ (9.5)	$ (21.6)	$ (21.6)	$ (68.0)	$ (68.0)
Supplementary Non Cash Flow Disclosure
Transfer of assets from held for investment to held for sale	$ 2,955.3	$ 3,039.4	$ 2,551.3	$ 2,671.0	$ 5,141.9	$ 5,167.0
Transfer of assets from held for sale to held for investment	$ 208.7	$ 208.7	$ 64.9	$ 64.9	$ 18.0	$ 10.2
Deposits on flight equipment purchases applied to acquisition of flight equipment, capitalized interest and buyer furnished equipment	$ -	$ 554.2	$ -	$ 589.4	$ -	$ 407.5
Transfers of assets from held for investment to OREO	$ 65.8	$ 65.8	$ -	$ -	$ -	$ -
Issuance of common stock as consideration	$ 1,462.0	$ 1,462.0	$ -	$ -	$ -	$ -